AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 44.9%
Financials - 13.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$450,000	$420,947
Air Lease Corp.
2.875%, 01/15/26	268,000	249,825
Aircastle, Ltd. (Bermuda)
4.250%, 06/15/26	355,000	336,715
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	480,000	405,696
American Tower Corp.
2.950%, 01/15/51	270,000	172,948
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	375,000	321,358
The Bank of New York Mellon Corp.
Series I, (3.750% to 12/20/26 then U.S. Treasury Yield Curve CMT 5 year + 2.630%), 3.750%, 12/20/26[1,2,3]	15,000	12,369
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3,4]	206,000	194,931
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[1,2,3,4]	450,000	426,375
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 Month Term SOFR + 4.167%), 5.950%, 05/15/25[1,2,3]	150,000	139,792
Crown Castle, Inc.
4.300%, 02/15/29	300,000	289,298
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	355,000	345,715
The Goldman Sachs Group, Inc.
3.500%, 04/01/25[4]	216,000	209,737
Series O, (5.300% to 11/10/26 then 3 month LIBOR + 3.834%), 5.300%, 11/10/26[1,2,3,4]	203,000	189,830
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	255,000	224,887
Morgan Stanley
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	435,000	419,564
SBA Communications Corp.
3.875%, 02/15/27	210,000	198,247
SLM Corp.
3.125%, 11/02/26[4]	265,000	225,250
Starwood Property Trust, Inc.
5.500%, 11/01/23[5]	131,000	131,246
	Principal Amount	Value

Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 Month Term SOFR + 1.432%), 2.879%, 10/30/30[1,3]	$475,000	$412,783

Total Financials		5,327,513
Industrials - 30.9%
AECOM
5.125%, 03/15/27	208,000	206,039
Air Products and Chemicals, Inc.
4.800%, 03/03/33	256,000	263,091
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[4,5]	480,000	427,329
Amazon.com, Inc.
4.600%, 12/01/25	359,000	361,929
Aramark Services, Inc.
5.000%, 02/01/28[5]	217,000	205,383
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	308,000	269,951
Ball Corp.
2.875%, 08/15/30[4]	203,000	169,090
Celanese US Holdings LLC
6.050%, 03/15/25[4]	356,000	358,043
Centene Corp.
2.500%, 03/01/31[4]	328,000	265,614
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	387,000	383,138
Clean Harbors, Inc.
4.875%, 07/15/27[5]	205,000	197,724
Clearwater Paper Corp.
4.750%, 08/15/28[5]	244,000	219,210
Cogent Communications Group, Inc.
3.500%, 05/01/26[5]	312,000	290,940
Comcast Corp.
4.150%, 10/15/28	221,000	218,619
4.650%, 02/15/33[4]	100,000	100,510
CommonSpirit Health
3.347%, 10/01/29	438,000	393,875
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	277,000	265,551
Dell, Inc.
7.100%, 04/15/28[4]	349,000	372,733
Discovery Communications LLC
3.950%, 03/20/28	403,000	377,848
Eastman Chemical Co.
5.750%, 03/08/33[4]	395,000	401,759
Fiserv, Inc.
4.200%, 10/01/28	408,000	395,860
The Ford Foundation
Series 2020, 2.415%, 06/01/50[4]	513,000	339,829

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 30.9% (continued)
Freeport-McMoRan, Inc.
4.625%, 08/01/30[4]	$181,000	$170,963
HCA, Inc.
3.500%, 09/01/30	207,000	184,373
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	222,000	212,645
Howmet Aerospace, Inc.
5.900%, 02/01/27	166,000	168,888
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	365,000	365,379
KB Home
4.800%, 11/15/29	181,000	165,615
Kraft Heinz Foods Co.
4.250%, 03/01/31	396,000	383,195
Merck & Co., Inc.
1.900%, 12/10/28	429,000	380,394
Microsoft Corp.
2.525%, 06/01/50	489,000	346,007
MSCI, Inc.
3.250%, 08/15/33[5]	198,000	162,152
Murphy Oil USA, Inc.
4.750%, 09/15/29	70,000	63,764
5.625%, 05/01/27	155,000	150,006
Netflix, Inc.
4.875%, 06/15/30[4,5]	410,000	408,173
Newell Brands, Inc.
4.700%, 04/01/26[6]	201,000	193,462
Novelis Corp.
3.250%, 11/15/26[5]	195,000	178,204
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[5]	159,000	157,807
PulteGroup, Inc.
5.000%, 01/15/27	342,000	339,164
Sonoco Products Co.
2.850%, 02/01/32[4]	454,000	382,499
Sysco Corp.
2.400%, 02/15/30	465,000	406,179
Tenet Healthcare Corp.
4.875%, 01/01/26	195,000	191,170
Travel + Leisure Co.
6.000%, 04/01/27[6]	141,000	139,879
United Rentals North America, Inc.
3.875%, 02/15/31	200,000	176,500
Verizon Communications, Inc.
3.875%, 02/08/29	419,000	404,829
WESCO Distribution, Inc.
7.250%, 06/15/28[5]	150,000	154,020

Total Industrials		12,369,332
	Principal Amount	Value
Utilities - 0.7%
National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31 (Cost $354,265)	$362,000	$278,868

Total Corporate Bonds and Notes (Cost $19,486,087)		17,975,713
Municipal Bonds - 6.6%
California Health Facilities Financing Authority 4.190%, 06/01/37	225,000	210,634
California State General Obligation, School Improvements 7.550%, 04/01/39	510,000	660,244
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	300,000	296,900
County of Miami-Dade FL Aviation Revenue Series C, 4.280%, 10/01/41	460,000	417,428
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	390,000	422,632
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	448,000	379,458
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	265,000	250,590

Total Municipal Bonds (Cost $2,904,322)		2,637,886
U.S. Government and Agency Obligations - 45.7%
Fannie Mae - 26.3%
FNMA
3.000%, 06/01/33 to 05/01/50	1,363,149	1,268,611
3.500%, 04/01/34 to 05/01/52	4,267,273	4,057,916
4.000%, 10/01/43 to 03/01/50	2,442,670	2,385,880
4.500%, 04/01/39 to 08/01/50	1,968,181	1,972,574
5.000%, 07/01/47 to 08/01/50	811,852	827,101

Total Fannie Mae		10,512,082
Freddie Mac - 6.4%
FHLMC
2.000%, 09/01/35	271,311	245,476
3.000%, 03/01/50 to 03/01/51	1,122,776	1,015,162
4.000%, 07/01/48	242,530	237,311
4.500%, 10/01/41	470,568	473,241
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	634,296	608,375

Total Freddie Mac		2,579,565
U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds
1.875%, 02/15/51	1,383,000	944,600
2.250%, 05/15/41	1,623,000	1,288,954
2.500%, 02/15/46	323,000	256,533
3.125%, 05/15/48	791,000	705,967
3.500%, 02/15/39	1,218,000	1,203,251

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 13.0% (continued)
U.S. Treasury Bonds
5.000%, 05/15/37	$353,000	$411,645
U.S. Treasury Notes
3.500%, 02/15/33	394,000	394,615

Total U.S. Treasury Obligations		5,205,565

Total U.S. Government and Agency Obligations (Cost $20,146,305)		18,297,212
Foreign Government Obligation - 0.8%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $345,833)	346,000	338,053

Short-Term Investments - 6.1%
Joint Repurchase Agreements - 5.0%[7]
Bank of America Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $990,427 (collateralized by various U.S. Government Agency Obligations, 1.500% - 3.000%, 11/01/49 - 02/01/51, totaling $1,009,830)	990,029	990,029
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/23, due 04/03/23, 4.820% total to be received $1,000,402 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.375%, 04/06/23 - 02/20/53, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,990,029
Repurchase Agreements - 1.1%
Fixed Income Clearing Corp. dated 03/31/23, due 04/03/23, 4.650% total to be received $430,167 (collateralized by a U.S. Treasury, 1.750%, 07/31/24, totaling $438,623)	430,000	430,000

Total Short-Term Investments (Cost $2,420,029)		2,420,029
Total Investments - 104.1% (Cost $45,302,576)		41,668,893
Other Assets, less Liabilities - (4.1)%		(1,628,329)
Net Assets - 100.0%		$40,040,564

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $3,818,408 or 9.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $2,802,139 or 7.0% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$17,975,713	—	$17,975,713
Municipal Bonds†	—	2,637,886	—	2,637,886
U.S. Government and Agency Obligations†	—	18,297,212	—	18,297,212
Foreign Government Obligation†	—	338,053	—	338,053
Short-Term Investments
Joint Repurchase Agreements	—	1,990,029	—	1,990,029
Repurchase Agreements	—	430,000	—	430,000
Total Investments in Securities	—	$41,668,893	—	$41,668,893

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$3,818,408	$1,990,029	$1,926,932	$3,916,961
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.625%	05/31/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.